Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income/(loss)	$ (746,118)	$ (908,761)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	1,855	2,697
Imputed interest	3,357
Changes in assets and liabilities
(Increase)/Decrease in restricted cash	136,000	(136,000)
Increase in notes receivable	(1,285,629)
Increase in accounts receivables	(60,838)	2,799,098
Increase in inventory	(262,357)
Increase in other receivables and prepayments	(8,538,210)	(64,362)
Decrease/(Increase) in related party receivables	12,092,137	(1,657,916)
(Increase)/decrease in accrued liabilities and other current liabilities	(853,004)	353,716
Increase in accounts payables	348,925	(590,644)
Increase in taxes payable	(874,500)	(52,244)
Net cash (used in)/provided by operating activities	(38,382)	(254,416)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		250,000
Capital contribution from owners	135,626	11,636,246
Proceeds from or Repayment of bank loans, net	(147,950)	(752,672)
Repayment of related party payable		(11,012,674)
Proceeds from related party payable	127,345
Net cash provided by/(used in) financing activities	115,021	120,900
Net Increase/(decrease) of Cash and Cash Equivalents	76,639	(133,516)
Effect of foreign currency translation on cash and cash equivalents	6,116	(7,820)
Cash and cash equivalents-beginning of year	67,981	209,317
Cash and cash equivalents-end of year	150,736	67,981
Supplemental cash flow disclosures
Interest received	4	502
Interest paid	279,610	384,145
Income taxes paid	$ 1,440	$ 342